STOCKHOLDERS’ EQUITY (Tables)	9 Months Ended
Sep. 30, 2021
Equity [Abstract]
Schedule of warrants

	Number of Warrants Outstanding	Weighted Average Exercise Price	Weighted Average Contractual Life (Yrs.)

Balance January 1, 2020	177,028	$8.91	1.79
Warrants issued	52,600	$2.08
Warrants exercised	–	$–
Warrants forfeited	–	$–
December 31, 2020	229,628	$7.34	1.66
Warrants issued	4,241,504	$4.15
Warrants exercised	(117,188)	$–
Warrants forfeited	(4,307)	$–
Balance September 30, 2021	4,349,637	$4.36	1.82

Schedule of options

Year Issued	Options Issued	Options Forfeited	Options Outstanding	Vested Options	Strike Price	Weighted Average Remaining Life (Yrs.)

2013	241,730	(26,063)	215,667	215,667	$7.68	1.97
2016	169,406	(169,406)	–	–	$–	–
2018	1,875	–	1,875	1,875	24.96	1.58
2021	208,500	–	208,500	–	$2.98	4.83
Total	621,511	(195,469)	426,042	217,542	$5.46	2.48